Expropriation of Brisas Project by Venezuela and Related Arbitration:	3 Months Ended
Mar. 31, 2014
Expropriation of Brisas Project by Venezuela and Related Arbitration: [Abstract]
Expropriation of Brisas Project by Venezuela and Related Arbitration:

Note 2.        Expropriation of Brisas Project by Venezuela and Related Arbitration:

In April 2008, after a series of actions which concluded with the revocation of the Company's previously authorized right to develop the Brisas Project, the Venezuelan government expropriated the Brisas Project and also effectively deprived the Company of its ability to further develop the Choco 5 Property.

The Company commenced arbitration in October 2009 by filing a Request for Arbitration under the Additional Facility Rules of the International Centre for Settlement of Investment Disputes ("ICSID"), against the Bolivarian Republic of Venezuela ("Respondent") seeking compensation in the arbitration for all of the losses and damages resulting from Venezuela's wrongful conduct (Gold Reserve Inc. v. Bolivarian Republic of Venezuela (ICSID Case No. ARB(AF)/09/1) (the “Brisas Arbitration”)). The Company's claim as last updated in its July 2011 Reply totals approximately $2.1 billion which includes interest from April 14, 2008 (the date of the loss) to July 29, 2011 (the date of the Company's reply) of approximately $400 million. The claim, including accrued interest since the loss to the date of the Tribunal's decision, represents the estimated fair market value of the legal rights to develop the Brisas Project and the value of the Choco 5 Property.

The Company is well advanced in the arbitration process. The Tribunal held an oral hearing on the merits with the Parties in February 2012 and the Parties submitted post-hearing briefs in March, May and June 2012 as requested by the Tribunal.  In July 2012, the Tribunal issued a procedural order requesting both Parties to submit further expert reports addressing certain valuation issues. The expert initial and reply reports for both Parties were filed May 24 and June 28, 2013, respectively, and on August 5, 2013 the Parties filed final comments on the expert reports.  On October 15 and 16, 2013 the Tribunal held an oral hearing focused on the additional expert evidence requested in its previous procedural order. Subsequent to the October oral hearing the Tribunal issued post-hearing procedural instructions and the Parties submitted post-hearing briefs on December 23, 2013. In April 2014, the Tribunal requested both parties to submit their legal and technical costs related to the arbitration process by May 26, 2014.

An ICSID Additional Facility Award is enforceable globally under the New York Convention, an international convention regarding the recognition and enforcement of arbitral awards with over one hundred forty State parties. There are clear, well documented procedures for identifying sovereign assets located in one or more of these Member States and for enforcing arbitral awards by attaching such assets.

The Board of Directors approved a Bonus Pool Plan ("Bonus Plan") in May 2012, which is intended to reward the participants, including named executive officers, employees, directors and consultants, for their past and future contributions including their efforts related to the development of the Brisas Project, execution of the arbitration claim and the collection of an award, if any. The bonus pool under the Bonus Plan will generally be comprised of the gross proceeds collected or the fair value of any consideration realized related to such transactions less applicable taxes times 1% of the first $200 million and 5% thereafter. Participation in the Bonus Plan vests upon the participant's selection by the Committee of independent directors, subject to voluntary termination of employment or termination for cause. The Company currently does not accrue a liability for the Bonus Plan as events required for payment under the Plan have not yet occurred.

Pursuant to its 2012 debt restructuring, the Company issued a CVR which entitled each note holder participating in the Restructuring to receive, net of certain deductions (including income tax calculation and the payment of current obligations of the Company), a pro rata portion of a maximum aggregate amount of 5.468% of the proceeds actually received by the Company with respect to the Brisas Arbitration proceedings or disposition of the Brisas Project mining data. The proceeds, if any, could be cash, commodities, bonds, shares and/or any other consideration received by the Company and if such proceeds are other than cash, the fair market value of such non-cash proceeds, net of any required deductions (e.g., for taxes) will be subject to the CVR.